SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average remaining contractual life	3 years 4 months 24 days	2 years 7 months 20 days
Aggregate Intrinsic Value	$ 564,000	$ 1,248,451
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable	11,000,000	11,000,000	11,000,000
Weighted average remaining contractual life	3 years 8 months 4 days	3 years 25 days
Aggregate Intrinsic Value	$ 541,000	$ 913,900	$ 1,371,500
Weighted Average Remaining Contractual Life		3 years 25 days	1 year 2 months 8 days
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.056	$ 0.056	$ 0.056
Warrants Exercisable	1,000,000	1,000,000	2,000,000
Weighted average remaining contractual life	2 years 9 months 7 days	3 years 6 months 7 days
Aggregate Intrinsic Value	$ 23,000	$ 27,900	$ 139,000
Weighted Average Remaining Contractual Life		3 years 6 months 7 days	7 months 6 days
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	$ 0.04
Warrants Exercisable	2,300,000	2,300,000	2,300,000
Weighted average remaining contractual life	4 years 3 days	4 years 9 months
Aggregate Intrinsic Value		$ 100,970	$ 196,650
Weighted Average Remaining Contractual Life		4 years 9 months	7 months 24 days
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.06	$ 0.06
Warrants Exercisable	3,699,320	7,398,639	7,398,639
Weighted average remaining contractual life	5 months 4 days	2 months 4 days
Aggregate Intrinsic Value		$ 176,827	$ 484,611
Weighted Average Remaining Contractual Life		2 months 4 days	2 months 4 days
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.08	$ 0.06
Warrants Exercisable	8,250,000	3,699,320	7,398,639
Weighted average remaining contractual life	2 years 5 months 15 days	2 months 4 days
Aggregate Intrinsic Value		$ 14,427	$ 484,611
Weighted Average Remaining Contractual Life		2 months 4 days	1 year 2 months 4 days
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.16	$ 0.08	$ 0.08
Warrants Exercisable	3,125,000	3,699,320	3,699,320
Weighted average remaining contractual life	3 years 2 months 12 days	1 year 2 months 4 days
Aggregate Intrinsic Value		$ 14,427	$ 168,319
Weighted Average Remaining Contractual Life		1 year 2 months 4 days	1 year 2 months 4 days
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.25	$ 0.2299	$ 0.08
Warrants Exercisable	8,000,000	8,250,000	3,699,320
Weighted average remaining contractual life	3 years 5 months 23 days	3 years 2 months 15 days
Aggregate Intrinsic Value			$ 168,319
Weighted Average Remaining Contractual Life		3 years 2 months 15 days	2 years 2 months 4 days
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1160	$ 0.16	$ 0.2299
Warrants Exercisable	500,000	3,125,000	8,500,000
Weighted average remaining contractual life	2 years 9 months 7 days	4 years 11 months 12 days
Aggregate Intrinsic Value
Weighted Average Remaining Contractual Life		4 years 11 months 12 days	4 years 3 months 7 days
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.12	$ 0.25	$ 0.16
Warrants Exercisable	12,500,000	8,000,000	3,125,000
Weighted average remaining contractual life	4 years 3 months 18 days	4 years 2 months 23 days
Aggregate Intrinsic Value
Weighted Average Remaining Contractual Life		4 years 2 months 23 days	4 years 11 months 12 days
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.14	$ 0.1160
Warrants Exercisable	4,285,714	500,000
Weighted average remaining contractual life	4 years 3 months 18 days	3 years 6 months 7 days
Aggregate Intrinsic Value
Weighted Average Remaining Contractual Life		3 years 6 months 7 days